INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Income Tax Disclosure [Abstract]
Decrease in valuation allowance	$ 135,900,000
Increase in foreign valuation allowance	10,400,000
Unrecognized tax benefits that would impact effective tax rate	39,500,000	$ 33,000,000.0
Accrued interest	600,000	900,000
Accrued penalties	$ 800,000	$ 0